Leases (Additional Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 ft²
Leases [Abstract]
Area of office space | ft²			10,934
Lease Term			61 months
Renewal Term			4 years
Lessee Operating Lease Description	The lease commenced in March 2025 and will expire in April 2030.
Weighted average remaining lease term	4 years 3 months 18 days
Weighted average remaining lease term discount rate	7.40%
Short-term lease costs | $	$ 1.1	$ 1.5